Certain transactions (Schedule of Fair Value of Acquired Assets and Assumed Liabilities - Bernstein, Dreyer & Mikulic GbR) (Details) - USD ($) $ in Thousands		Dec. 31, 2025	Dec. 31, 2024
Business Acquisition [Line Items]
Goodwill		$ 126,313	$ 110,218
Bernstein, Dreyer & Mikulic GbR [Member]
Business Acquisition [Line Items]
Assets acquired	[1]	421
Goodwill		10,994
Total acquired assets		12,684
Total assumed liabilities	[2]	(973)
Net assets acquired		11,711
Bernstein, Dreyer & Mikulic GbR [Member] | Customer relationships [Member]
Business Acquisition [Line Items]
Identified intangible assets	[3]	$ 380
Finite-Lived Intangible Asset, Useful Life	[3]	1 year
Bernstein, Dreyer & Mikulic GbR [Member] | Trademarks [Member]
Business Acquisition [Line Items]
Identified intangible assets	[3]	$ 889
Finite-Lived Intangible Asset, Useful Life	[3]	3 years

[1]	Assets acquired include account receivables.
[2]	Total assumed liabilities includes deferred revenue.
[3]	Information regarding the identifiable intangible assets acquired is as follows: Fair value of users' relationships was determined by using the multi-period excess earning method. Fair value of technology was determined by using the relief from royalty method. Fair value of trademark was determined by using the relief from royalty method.